Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Schedule of intangible assets, net
Intangible assets, net consist of the following:

	As of December 31, 2024
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	(RMB in millions)
Non-compete	8.0	2,467	(2,467)	—	—
Domain names and trademarks	17.8	6,715	(2,185)	(815)	3,715
Customer relationship	8.7	5,157	(1,416)	(112)	3,629
Technology and others	5.4	2,905	(1,790)	(666)	449

Total	11.6	17,244	(7,858)	(1,593)	7,793

	As of December 31, 2025
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	(RMB in millions)
Domain names and trademarks	17.6	7,306	(2,513)	(815)	3,978
Customer relationship	8.7	5,531	(2,018)	(112)	3,401
Technology and others	5.4	2,959	(1,949)	(666)	344

Total	11.6	15,796	(6,480)	(1,593)	7,723

Schedule of amortization expenses related to the intangible assets for future periods
As of December 31, 2025, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ended December 31,
	2026	2027	2028	2029	2030	2031 and thereafter
	(RMB in millions)
Amortization expenses	1,118	1,098	949	839	540	3,179